CAPITALIZED COMPUTER SOFTWARE COSTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Capitalized computer software costs
Balance at beginning of year	¥ 2,257,898	¥ 1,928,106
Costs capitalized during year	486,185	361,456
Disposal and other	(416,438)	(28,715)
Foreign currency translation adjustments	545	(2,949)
Balance at end of year	2,328,190	2,257,898	¥ 1,928,106
Accumulated amortization, end of year	(1,364,949)	(1,338,434)
Capitalized computer software costs-net	963,241	919,464
Additional disclosures
Capitalized software costs for projects in progress	67,265	59,895
Amortization expenses	455,876	¥ 374,510	¥ 302,809
Capitalized computer software costs
Estimated amortization of capitalized computer software costs
2018	347,506
2019	243,184
2020	171,943
2021	109,248
2022	¥ 24,097